PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	$ 4,505	$ 3,086
Increase (decrease) in property, plant and equipment	25,272	1,482
Write-Off/Disposals	(32)	(63)
Other property, plant and equipment	29,745	4,505
Accumulated depreciation Beginnig balance	298	214
Depreciation expense	127	145
Write-Off/Disposals	(32)	(61)
Accumulated depreciation ending balance	393	298
Net book value	29,352	4,207
Land [member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	507	467
Increase (decrease) in property, plant and equipment	1,905	40
Write-Off/Disposals
Other property, plant and equipment	2,412	507
Accumulated depreciation Beginnig balance
Depreciation expense
Write-Off/Disposals
Accumulated depreciation ending balance
Net book value	2,412	507
Buildings [member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	2,642	2,430
Increase (decrease) in property, plant and equipment	114	212
Write-Off/Disposals
Other property, plant and equipment	2,756	2,642
Accumulated depreciation Beginnig balance	219	118
Depreciation expense	82	101
Write-Off/Disposals
Accumulated depreciation ending balance	301	219
Net book value	2,455	2,423
Office equipment [member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment		63
Increase (decrease) in property, plant and equipment	163
Write-Off/Disposals		(63)
Other property, plant and equipment	163
Accumulated depreciation Beginnig balance		59
Depreciation expense	13	2
Write-Off/Disposals		(61)
Accumulated depreciation ending balance	13
Net book value	150
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	56	47
Increase (decrease) in property, plant and equipment	118	9
Write-Off/Disposals	(32)
Other property, plant and equipment	142	56
Accumulated depreciation Beginnig balance	39	14
Depreciation expense	17	25
Write-Off/Disposals	(32)
Accumulated depreciation ending balance	24	39
Net book value	118	17
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	70	70
Increase (decrease) in property, plant and equipment
Write-Off/Disposals
Other property, plant and equipment	70	70
Accumulated depreciation Beginnig balance	32	19
Depreciation expense	10	13
Write-Off/Disposals
Accumulated depreciation ending balance	42	32
Net book value	28	38
Rolling Stock [Member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	24	9
Increase (decrease) in property, plant and equipment	29	15
Write-Off/Disposals
Other property, plant and equipment	53	24
Accumulated depreciation Beginnig balance	8	4
Depreciation expense	5	4
Write-Off/Disposals
Accumulated depreciation ending balance	13	8
Net book value	40	16
Mine Under Construction [Member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment
Increase (decrease) in property, plant and equipment	10,665
Write-Off/Disposals
Other property, plant and equipment	10,665
Accumulated depreciation Beginnig balance
Depreciation expense
Write-Off/Disposals
Accumulated depreciation ending balance
Net book value	10,665
Li B Anode Demonstration Plantunderconstruction [Member]
IfrsStatementLineItems [Line Items]
Other property, plant and equipment	1,206
Increase (decrease) in property, plant and equipment	12,278	1,206
Write-Off/Disposals
Other property, plant and equipment	13,484	1,206
Accumulated depreciation Beginnig balance
Depreciation expense
Write-Off/Disposals
Accumulated depreciation ending balance
Net book value	$ 13,484	$ 1,206